Goodwill - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 82,269	$ 0	$ 82,269	$ 0	$ 0